Annual Total Returns (dei_DocumentInformationDocumentAxis, Administrative Class)	0 Months Ended
Jan. 09, 2012
(PIMCO Global Multi-Asset Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2010	11.35%
(PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Bar Chart Table:
Annual Return 2009	4.09%
Annual Return 2010	9.47%